Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	688,705,220.64	28,716
Yield Supplement Overcollateralization Amount 08/31/20	27,956,102.76	0
Receivables Balance 08/31/20	716,661,323.40	28,716
Principal Payments	24,681,378.53	510
Defaulted Receivables	867,924.54	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	26,575,455.45	0
Pool Balance at 09/30/20	664,536,564.88	28,174

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.03%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	4,693,597.91	178
Past Due 61-90 days	1,493,665.05	58
Past Due 91-120 days	328,049.64	16
Past Due 121+ days	0.00	0
Total	6,515,312.60	252

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	632,413.69
Aggregate Net Losses/(Gains) - September 2020	235,510.85
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.39%
Prior Net Losses Ratio	0.17%
Second Prior Net Losses Ratio	0.52%
Third Prior Net Losses Ratio	0.52%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	7,642,170.50
Actual Overcollateralization	7,642,170.50
Weighted Average APR	4.29%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	56.32

Flow of Funds	$ Amount

Collections	30,504,176.91
Investment Earnings on Cash Accounts	302.13
Servicing Fee(1)	(597,217.77)
Transfer to Collection Account	-
Available Funds	29,907,261.27

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	521,060.29
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,688,545.72
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,642,170.50
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,843,187.43
(12) Collection Account Redeposits	2,605,000.00

Total Distributions of Available Funds	29,907,261.27

Servicing Fee	597,217.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 09/15/20	680,785,110.60
Principal Paid	23,890,716.22
Note Balance @ 10/15/20	656,894,394.38

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2a
Note Balance @ 09/15/20	172,681,535.08
Principal Paid	14,137,811.17
Note Balance @ 10/15/20	158,543,723.91
Note Factor @ 10/15/20	87.4965364%

Class A-2b
Note Balance @ 09/15/20	119,123,575.52
Principal Paid	9,752,905.05
Note Balance @ 10/15/20	109,370,670.47
Note Factor @ 10/15/20	87.4965364%

Class A-3
Note Balance @ 09/15/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	274,400,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-4
Note Balance @ 09/15/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	76,910,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	25,110,000.00
Note Factor @ 10/15/20	100.0000000%

Class C
Note Balance @ 09/15/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	12,560,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	568,357.62
Total Principal Paid	23,890,716.22
Total Paid	24,459,073.84

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	146,779.30
Principal Paid	14,137,811.17
Total Paid to A-2a Holders	14,284,590.47

Class A-2b
One-Month Libor	0.15238%
Coupon	0.44238%
Interest Paid	43,914.91
Principal Paid	9,752,905.05
Total Paid to A-2b Holders	9,796,819.96

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6808472
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6191766
Total Distribution Amount	29.3000238

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8100403
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	78.0232405
Total A-2a Distribution Amount	78.8332808

A-2b Interest Distribution Amount	0.3513193
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	78.0232404
Total A-2b Distribution Amount	78.3745597

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	154.39
Noteholders' Third Priority Principal Distributable Amount	525.73
Noteholders' Principal Distributable Amount	319.88

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/20	2,092,197.46
Investment Earnings	85.75
Investment Earnings Paid	(85.75)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$4,602,505.59	$4,766,427.92	$11,035,477.59
Number of Extensions	150	160	378
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.64%	1.44%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.